Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

	Fair Value Measurements
	(in thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2014:
Bank time deposits*	$396,364	$—	$396,364	$—
Available-for-sale securities**	13,029	13,029	—	—

Total	$409,393	$13,029	$396,364	$—

As of December 31, 2015:
Bank time deposits*	$149,532	$—	$149,532	$—
Available-for-sale securities**	12,831	12,831	—	—

Total	$162,363	$12,831	$149,532	$—

*   Included in cash and cash equivalents and short-term investments on the Group’s consolidated balance sheets.

** Included in long-term investments on the Group’s consolidated balance sheets.

Schedule of key inputs used in investor option liability valuation
As of December 31, 2013
Expected dividend yield	—
Risk-free interest rate	0.30%
Expected volatility	53%
Expected life (in years)	1.40
Fair value per ordinary share	$14.10

Schedule of reconciliation of the fair value measurements using significant unobservable inputs

Investor option liability
(In thousands)
Balance as of April 29, 2013 (Transaction Date)	(50,568)
Gain on fair value change of investor option liability	21,064
Balance as of December 31, 2013	(29,504)
Loss on fair value change of investor option liability	(46,972)
Option fully exercised	76,476
Balance as of December 31, 2014	—
Balance as of December 31, 2015	—